SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Term deposits Minimum	Dec. 31, 2013 Term deposits Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash	$ 149	$ 835
Term deposits
Original maturities			3 months	1 year